Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income before taxes as reported in the consolidated statements of income	$ 292,558	$ 383,451	$ 261,825
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical tax expense	$ 67,288	$ 88,194	$ 60,220
Tax benefit arising from reduced rate as an “Approved and Privileged Enterprise” and other tax benefits	(26,281)	(36,043)	(25,625)
Tax adjustment in respect of different tax rates for foreign subsidiaries	(17,946)	4,813	4,884
Changes in carry-forward losses and valuation allowances	27,905	(7,243)	18,675
Taxes resulting from non-deductible expenses	795	5,272	1,594
Difference in basis of measurement for financial reporting and tax return purposes	(15,060)	(5,851)	(18,398)
Taxes in respect of prior years (see Note 18D above)	(10,805)	82,423	(7,151)
Other differences, net	(1,765)	(178)	2,244
Actual tax expenses	$ 24,131	$ 131,387	$ 36,443
Effective tax rate	8.25%	34.26%	13.92%
Basic	$ 0.59	$ 0.82	$ 0.58